UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5360

                       OPPENHEIMER MAIN STREET FUNDS, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 08/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK INDUSTRIES
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Oil & Gas                                                                  12.0%
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Diversified Financial Services                                              6.5
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Pharmaceuticals                                                             5.7
--------------------------------------------------------------------------------
Insurance                                                                   5.4
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Commercial Banks                                                            4.9
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Capital Markets                                                             4.8
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Health Care Providers & Services                                            4.7
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Computers & Peripherals                                                     4.0
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Industrial Conglomerates                                                    3.9
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Aerospace & Defense                                                         3.9

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
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Exxon Mobil Corp.                                                           3.8%
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General Electric Co.                                                        2.7
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Bank of America Corp.                                                       2.4
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Citigroup, Inc.                                                             2.3
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Microsoft Corp.                                                             2.0
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Chevron Corp.                                                               1.6
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Johnson & Johnson                                                           1.6
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JPMorgan Chase & Co.                                                        1.6
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Altria Group, Inc.                                                          1.5
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                1.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

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                         8 | OPPENHEIMER MAIN STREET FUND

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SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Financials                             23.2%
               Information Technology                 15.9
               Industrials                            13.3
               Energy                                 12.7
               Health Care                            12.2
               Consumer Staples                        8.2
               Consumer Discretionary                  7.8
               Materials                               2.7
               Telecommunication Services              2.6
               Utilities                               1.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on the total market value of common stocks.

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                        9 | OPPENHEIMER MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ended August 31, 2006, Oppenheimer Main Street Fund's Class A shares (without sales charge) produced total returns that were higher than that of its benchmark, the S&P 500 Index, and higher than the average return of the funds reported in its peer group, the Lipper Large-Cap Core category. We attribute the Fund's strong relative performance mainly to the success of our security selection strategy. Our sector allocation strategy made more modest contributions to relative performance, while the Fund's market capitalization allocations neither significantly helped nor hurt its performance for the reporting period overall.

      However, on closer examination, it appears that different factors drove the Fund's performance at different times during the period. Our security selection strategy provided stronger contributions during the reporting period's first nine months, but our emphasis on the larger market capitalization ranges boosted returns over the final three months of the reporting period, offsetting earlier weakness. This pattern is consistent with our observation that the long cycle of small-cap outperformance appears to have given way to a new cycle of better returns from large- and mega- cap stocks.

      During the reporting period overall, the Fund received positive contributions to its relative performance from eight of the 10 economic sectors represented in the S&P 500 Index. The energy area produced particularly strong results, primarily as a result of the Fund's relatively heavy exposure to the sector. Our security selection strategy helped boost returns in the consumer staples sector, more than balancing the adverse effects of an underweighted position. Stock selections were also good in the health care, industrials and financials sectors.

      On the other hand, the Fund's telecommunications services and information technology holdings detracted slightly from its relative performance. Lagging performance in the telecommunications services sector was primarily due to the Fund's underweighted position, preventing the Fund from participating fully in the sector's rebound from pronounced weakness in earlier reporting periods. Although stock selection was good in information technology, our overweighted position in this weak sector had a small negative impact on relative performance.

      Finally, the Fund's risk management disciplines continued to work well. For example, as of the end of the reporting period, the Fund was diversified across approximately 426 individual stocks representing all of the economic sectors in the S&P 500 Index. No stock in the Fund is overweighted by more than 0.52% or underweighted by more than 0.78%


                        10 | OPPENHEIMER MAIN STREET FUND
relative to the S&P 500 Index benchmark. As a result, the performance of the Fund is not dependent on making large, risky bets on individual stocks but on the effectiveness of our disciplined quantitative models and our active market cap allocation strategies, making Oppenheimer Main Street Fund part of THE RIGHT WAY TO INVEST.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the class on November 1, 1996. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                        11 | OPPENHEIMER MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Fund(R) (Class A)

      S&P 500 Index

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           Oppenheimer
                        Main Street Fund(R)            S&P 500 Index
                            (Class A)

08/31/1996                     9,425                       10,000
11/30/1996                    10,619                       11,673
02/28/1997                    10,987                       12,252
05/31/1997                    11,601                       13,211
08/31/1997                    12,355                       14,062
11/30/1997                    12,926                       15,001
02/28/1998                    13,963                       16,539
05/31/1998                    14,734                       17,261
08/31/1998                    12,809                       15,204
11/30/1998                    15,329                       18,553
02/28/1999                    16,283                       19,807
05/31/1999                    17,218                       20,892
08/31/1999                    17,756                       21,257
11/30/1999                    18,203                       22,429
02/29/2000                    18,297                       22,129
05/31/2000                    19,278                       23,079
08/31/2000                    20,907                       24,723
11/30/2000                    17,413                       21,482
02/28/2001                    16,781                       20,316
05/31/2001                    17,245                       20,645
08/31/2001                    15,711                       18,697
11/30/2001                    15,667                       18,858
02/28/2002                    15,547                       18,384
05/31/2002                    15,572                       17,788
08/31/2002                    13,684                       15,334
11/30/2002                    13,522                       15,745
02/28/2003                    12,330                       14,216
05/31/2003                    14,035                       16,353
08/31/2003                    14,633                       17,183
11/30/2003                    15,635                       18,120
02/29/2004                    16,842                       19,689
05/31/2004                    16,465                       19,350
08/31/2004                    16,296                       19,149
11/30/2004                    17,210                       20,447
02/28/2005                    17,781                       21,061
05/31/2005                    17,661                       20,942
08/31/2005                    18,199                       21,553
11/30/2005                    18,838                       22,173
02/28/2006                    19,485                       22,829
05/31/2006                    19,358                       22,750
08/31/2006                    19,871                       23,465

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year   2.91%    5-Year   3.58%    10-Year   7.11%

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                        12 | OPPENHEIMER MAIN STREET FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Fund(R) (Class B)

      S&P 500 Index

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           Oppenheimer
                        Main Street Fund(R)            S&P 500 Index
                            (Class B)

08/31/1996                    10,000                       10,000
11/30/1996                    11,248                       11,673
02/28/1997                    11,614                       12,252
05/31/1997                    12,242                       13,211
08/31/1997                    13,012                       14,062
11/30/1997                    13,588                       15,001
02/28/1998                    14,649                       16,539
05/31/1998                    15,425                       17,261
08/31/1998                    13,384                       15,204
11/30/1998                    15,993                       18,553
02/28/1999                    16,956                       19,807
05/31/1999                    17,894                       20,892
08/31/1999                    18,420                       21,257
11/30/1999                    18,849                       22,429
02/29/2000                    18,904                       22,129
05/31/2000                    19,881                       23,079
08/31/2000                    21,521                       24,723
11/30/2000                    17,889                       21,482
02/28/2001                    17,214                       20,316
05/31/2001                    17,655                       20,645
08/31/2001                    16,056                       18,697
11/30/2001                    15,974                       18,858
02/28/2002                    15,826                       18,384
05/31/2002                    15,821                       17,788
08/31/2002                    13,888                       15,334
11/30/2002                    13,724                       15,745
02/28/2003                    12,515                       14,216
05/31/2003                    14,244                       16,353
08/31/2003                    14,851                       17,183
11/30/2003                    15,869                       18,120
02/29/2004                    17,094                       19,689
05/31/2004                    16,710                       19,350
08/31/2004                    16,539                       19,149
11/30/2004                    17,467                       20,447
02/28/2005                    18,047                       21,061
05/31/2005                    17,924                       20,942
08/31/2005                    18,470                       21,553
11/30/2005                    19,119                       22,173
02/28/2006                    19,776                       22,829
05/31/2006                    19,647                       22,750
08/31/2006                    20,168                       23,465

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year   3.32%    5-Year   3.62%    10-Year   7.27%

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THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT
GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        13 | OPPENHEIMER MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Fund(R) (Class C)

      S&P 500 Index

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           Oppenheimer
                        Main Street Fund(R)            S&P 500 Index
                            (Class C)

08/31/1996                    10,000                       10,000
11/30/1996                    11,244                       11,673
02/28/1997                    11,614                       12,252
05/31/1997                    12,237                       13,211
08/31/1997                    13,007                       14,062
11/30/1997                    13,586                       15,001
02/28/1998                    14,650                       16,539
05/31/1998                    15,426                       17,261
08/31/1998                    13,385                       15,204
11/30/1998                    15,990                       18,553
02/28/1999                    16,953                       19,807
05/31/1999                    17,895                       20,892
08/31/1999                    18,416                       21,257
11/30/1999                    18,846                       22,429
02/29/2000                    18,906                       22,129
05/31/2000                    19,878                       23,079
08/31/2000                    21,523                       24,723
11/30/2000                    17,890                       21,482
02/28/2001                    17,210                       20,316
05/31/2001                    17,651                       20,645
08/31/2001                    16,052                       18,697
11/30/2001                    15,976                       18,858
02/28/2002                    15,823                       18,384
05/31/2002                    15,818                       17,788
08/31/2002                    13,872                       15,334
11/30/2002                    13,683                       15,745
02/28/2003                    12,456                       14,216
05/31/2003                    14,150                       16,353
08/31/2003                    14,724                       17,183
11/30/2003                    15,700                       18,120
02/29/2004                    16,885                       19,689
05/31/2004                    16,474                       19,350
08/31/2004                    16,274                       19,149
11/30/2004                    17,157                       20,447
02/28/2005                    17,687                       21,061
05/31/2005                    17,537                       20,942
08/31/2005                    18,037                       21,553
11/30/2005                    18,635                       22,173
02/28/2006                    19,241                       22,829
05/31/2006                    19,081                       22,750
08/31/2006                    19,546                       23,465

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year   7.36%    5-Year   4.02%    10-Year   6.93%

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                        14 | OPPENHEIMER MAIN STREET FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Fund(R) (Class N)

      S&P 500 Index

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            Oppenheimer
                        Main Street Fund(R)            S&P 500 Index
                            (Class N)

03/01/2001                    10,000                       10,000
05/31/2001                    10,259                       10,162
08/31/2001                     9,339                        9,203
11/30/2001                     9,307                        9,283
02/28/2002                     9,229                        9,049
05/31/2002                     9,235                        8,756
08/31/2002                     8,111                        7,548
11/30/2002                     8,024                        7,750
02/28/2003                     7,312                        6,998
05/31/2003                     8,313                        8,050
08/31/2003                     8,661                        8,458
11/30/2003                     9,243                        8,919
02/29/2004                     9,951                        9,692
05/31/2004                     9,717                        9,524
08/31/2004                     9,607                        9,426
11/30/2004                    10,138                       10,065
02/28/2005                    10,465                       10,367
05/31/2005                    10,384                       10,308
08/31/2005                    10,693                       10,609
11/30/2005                    11,061                       10,914
02/28/2006                    11,433                       11,237
05/31/2006                    11,349                       11,198
08/31/2006                    11,642                       11,550

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year   7.87%    5-Year   4.51%    Since Inception (3/1/01)   2.80%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        15 | OPPENHEIMER MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Fund(R) (Class Y)

      S&P 500 Index

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           Oppenheimer
                       Main Street Fund(R)             S&P 500 Index
                           (Class Y)

11/01/1996                    10,000                       10,000
11/30/1996                    10,623                       10,755
02/28/1997                    11,007                       11,288
05/31/1997                    11,632                       12,172
08/31/1997                    12,398                       12,957
11/30/1997                    12,976                       13,821
02/28/1998                    14,025                       15,238
05/31/1998                    14,804                       15,904
08/31/1998                    12,879                       14,009
11/30/1998                    15,418                       17,094
02/28/1999                    16,375                       18,249
05/31/1999                    17,333                       19,249
08/31/1999                    17,882                       19,585
11/30/1999                    18,339                       20,666
02/29/2000                    18,443                       20,389
05/31/2000                    19,432                       21,264
08/31/2000                    21,101                       22,779
11/30/2000                    17,583                       19,792
02/28/2001                    16,949                       18,718
05/31/2001                    17,422                       19,021
08/31/2001                    15,877                       17,226
11/30/2001                    15,843                       17,375
02/28/2002                    15,728                       16,939
05/31/2002                    15,763                       16,389
08/31/2002                    13,854                       14,128
11/30/2002                    13,691                       14,507
02/28/2003                    12,495                       13,098
05/31/2003                    14,226                       15,067
08/31/2003                    14,840                       15,831
11/30/2003                    15,862                       16,695
02/29/2004                    17,108                       18,141
05/31/2004                    16,736                       17,828
08/31/2004                    16,575                       17,643
11/30/2004                    17,521                       18,839
02/28/2005                    18,118                       19,405
05/31/2005                    18,016                       19,295
08/31/2005                    18,589                       19,858
11/30/2005                    19,258                       20,429
02/28/2006                    19,943                       21,034
05/31/2006                    19,835                       20,961
08/31/2006                    20,379                       21,620

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 8/31/06

1-Year   9.63%%   5-Year   5.12%    Since Inception (11/1/96)   7.51%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        16 | OPPENHEIMER MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 2/3/88. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/3/94. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                        17 | OPPENHEIMER MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 11/1/96. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        18 | OPPENHEIMER MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                        19 | OPPENHEIMER MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING          ENDING             EXPENSES
                                 ACCOUNT            ACCOUNT            PAID DURING
                                 VALUE              VALUE              6 MONTHS ENDED
                                 (3/1/06)           (8/31/06)          AUGUST 31, 2006
------------------------------------------------------------------------------------------
Class A Actual                   $1,000.00          $1,019.80          $4.69
------------------------------------------------------------------------------------------
Class A Hypothetical              1,000.00           1,020.57           4.70
------------------------------------------------------------------------------------------
Class B Actual                    1,000.00           1,015.60           8.67
------------------------------------------------------------------------------------------
Class B Hypothetical              1,000.00           1,016.64           8.68
------------------------------------------------------------------------------------------
Class C Actual                    1,000.00           1,015.80           8.47
------------------------------------------------------------------------------------------
Class C Hypothetical              1,000.00           1,016.84           8.47
------------------------------------------------------------------------------------------
Class N Actual                    1,000.00           1,018.20           6.23
------------------------------------------------------------------------------------------
Class N Hypothetical              1,000.00           1,019.06           6.23
------------------------------------------------------------------------------------------
Class Y Actual                    1,000.00           1,021.80           2.50
------------------------------------------------------------------------------------------
Class Y Hypothetical              1,000.00           1,022.74           2.50

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2006 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                 0.92%
---------------------------------
Class B                 1.70
---------------------------------
Class C                 1.66
---------------------------------
Class N                 1.22
---------------------------------
Class Y                 0.49

--------------------------------------------------------------------------------


                        20 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  August 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.8%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.0%
ArvinMeritor, Inc.                                   66,600    $        989,010
--------------------------------------------------------------------------------
Autoliv, Inc.                                        46,200           2,611,224
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                      48,800           1,110,200
                                                               -----------------
                                                                      4,710,434

--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Harley-Davidson, Inc.                               193,300          11,309,983
--------------------------------------------------------------------------------
Thor Industries, Inc.                                32,900           1,387,722
                                                               -----------------
                                                                     12,697,705

--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Jackson Hewitt Tax
Service, Inc.                                        32,000           1,011,200
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.8%
Choice Hotels
International, Inc.                                  23,800             902,258
--------------------------------------------------------------------------------
Darden Restaurants,
Inc.                                                 71,100           2,516,940
--------------------------------------------------------------------------------
Domino's Pizza, Inc.                                 15,200             371,640
--------------------------------------------------------------------------------
International Game
Technology                                          887,900          34,343,972
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                              27,700           1,329,046
--------------------------------------------------------------------------------
Marriott International,
Inc., Cl. A                                         194,300           7,317,338
--------------------------------------------------------------------------------
McDonald's Corp.                                  1,272,500          45,682,750
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                  295,800          10,554,144
--------------------------------------------------------------------------------
Starbucks Corp. 1                                   842,400          26,122,824
--------------------------------------------------------------------------------
Starwood Hotels &
Resorts Worldwide,
Inc.                                                441,200          23,498,312
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                 30,200           1,136,124
--------------------------------------------------------------------------------
WMS Industries, Inc. 1                               20,000             536,000
--------------------------------------------------------------------------------
Wyndham Worldwide
Corp. 1                                              78,700           2,302,762
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                   944,400          46,162,272
                                                               -----------------
                                                                    202,776,382

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
Ethan Allen Interiors,
Inc.                                                 31,400    $      1,059,750
--------------------------------------------------------------------------------
Furniture Brands
International, Inc. 2                                59,400           1,137,510
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                97,600           2,249,680
--------------------------------------------------------------------------------
Tempur-Pedic
International, Inc. 1                                40,600             651,630
                                                               -----------------
                                                                      5,098,570

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Liberty Media Holding
Corp.-Interactive,
Series A 1                                          725,900          13,835,654
--------------------------------------------------------------------------------
MEDIA--2.7%
CBS Corp., Cl. B                                    609,700          17,406,935
--------------------------------------------------------------------------------
Clear Channel
Communications, Inc.                              1,724,500          50,079,480
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                              335,500          11,742,500
--------------------------------------------------------------------------------
DirecTV Group, Inc.
(The) 1                                           1,330,900          25,007,611
--------------------------------------------------------------------------------
Gannett Co., Inc.                                   766,100          43,552,785
--------------------------------------------------------------------------------
Liberty Media Holding
Corp.-Capital, Series A 1                           134,313          11,595,241
--------------------------------------------------------------------------------
Live Nation 1                                        29,800             625,204
--------------------------------------------------------------------------------
McGraw-Hill Cos.,
Inc. (The)                                          805,000          45,007,550
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                           1,059,500          20,162,285
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                 394,500          34,487,190
--------------------------------------------------------------------------------
Time Warner, Inc.                                   339,400           5,640,828
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                               213,338           7,744,169
--------------------------------------------------------------------------------
Walt Disney Co. (The)                             1,065,900          31,603,935
                                                               -----------------
                                                                    304,655,713

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Big Lots, Inc. 1                                    150,800           2,767,180
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                              131,400           4,097,052
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                          187,300           5,390,494
--------------------------------------------------------------------------------
Family Dollar Stores,
Inc.                                                158,500           4,052,845
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                                       744,400          46,926,976


                        21 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
MULTILINE RETAIL Continued
Nordstrom, Inc.                                   1,152,400    $     43,042,140
                                                               -----------------
                                                                    106,276,687

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
AnnTaylor Stores
Corp. 1                                              73,400           2,921,320
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                124,800           4,537,728
--------------------------------------------------------------------------------
Charming Shoppes,
Inc. 1                                              118,000           1,552,880
--------------------------------------------------------------------------------
Christopher & Banks
Corp.                                                42,100           1,025,135
--------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group                                  192,100           4,535,481
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                             53,300             940,745
--------------------------------------------------------------------------------
Gap, Inc. (The)                                   1,863,700          31,328,797
--------------------------------------------------------------------------------
Group 1 Automotive,
Inc.                                                 23,700           1,073,610
--------------------------------------------------------------------------------
Guess?, Inc. 1                                       51,400           2,097,120
--------------------------------------------------------------------------------
Gymboree Corp. 1                                     37,000           1,241,350
--------------------------------------------------------------------------------
Home Depot, Inc.                                    793,000          27,191,970
--------------------------------------------------------------------------------
Limited Brands, Inc.                                913,050          23,492,777
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                 1,143,100          30,932,286
--------------------------------------------------------------------------------
Men's Wearhouse, Inc.
(The)                                                99,750           3,536,138
--------------------------------------------------------------------------------
Michaels Stores, Inc.                               116,800           5,028,240
--------------------------------------------------------------------------------
Office Depot, Inc. 1                              1,192,500          43,931,700
--------------------------------------------------------------------------------
OfficeMax, Inc.                                      64,800           2,691,144
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                 20,300             951,258
--------------------------------------------------------------------------------
Payless ShoeSource,
Inc. 1                                               80,200           1,881,492
--------------------------------------------------------------------------------
RadioShack Corp.                                     33,800             610,428
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                71,800           1,945,780
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                366,400           9,801,200
--------------------------------------------------------------------------------
Tween Brands, Inc. 1                                 61,000           2,077,660
                                                               -----------------
                                                                    205,326,239

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Brown Shoe Co., Inc.                                 31,200             996,840
--------------------------------------------------------------------------------
Columbia Sportswear
Co. 1                                                22,400           1,093,568

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Liz Claiborne, Inc.                                  92,300    $      3,449,251
--------------------------------------------------------------------------------
Phillips/Van Heusen
Corp.                                                48,000           1,854,720
--------------------------------------------------------------------------------
Skechers U.S.A., Inc.,
Cl. A 1                                              49,000           1,109,360
--------------------------------------------------------------------------------
Wolverine World Wide,
Inc.                                                 29,000             731,670
                                                               -----------------
                                                                      9,235,409

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.1%
--------------------------------------------------------------------------------
BEVERAGES--2.2%
Coca-Cola Co. (The)                               2,523,900         113,095,959
--------------------------------------------------------------------------------
Pepsi Bottling Group,
Inc. (The)                                          287,900          10,079,379
--------------------------------------------------------------------------------
PepsiCo, Inc.                                     1,959,230         127,898,534
                                                               -----------------
                                                                    251,073,872

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
Costco Wholesale
Corp.                                               699,700          32,738,963
--------------------------------------------------------------------------------
Longs Drug Stores, Inc.                              24,500           1,113,035
--------------------------------------------------------------------------------
Safeway, Inc.                                     1,319,300          40,805,949
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                             1,042,800          46,634,016
                                                               -----------------
                                                                    121,291,963

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Campbell Soup Co.                                   831,200          31,228,184
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                               1,909,600          45,448,480
--------------------------------------------------------------------------------
Dean Foods Co. 1                                     68,300           2,706,046
--------------------------------------------------------------------------------
Del Monte Foods Co.                                 142,000           1,576,200
--------------------------------------------------------------------------------
Flowers Foods, Inc.                                  23,200             629,880
--------------------------------------------------------------------------------
General Mills, Inc.                                 464,000          25,162,720
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                    567,500          23,744,200
--------------------------------------------------------------------------------
Kellogg Co.                                         194,100           9,840,870
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A 2                          169,400           5,744,354
                                                               -----------------
                                                                    146,080,934

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.7%
Colgate-Palmolive Co.                             1,080,300          64,666,758


                        22 | OPPENHEIMER MAIN STREET FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS Continued
Procter & Gamble
Co. (The)                                         1,955,385    $    121,038,332
                                                               -----------------
                                                                    185,705,090

--------------------------------------------------------------------------------
TOBACCO--1.8%
Altria Group, Inc.                                1,956,700         163,443,151
--------------------------------------------------------------------------------
Loews Corp./Carolina
Group                                               105,100           6,018,026
--------------------------------------------------------------------------------
Reynolds American,
Inc.                                                457,200          29,750,004
                                                               -----------------
                                                                    199,211,181

--------------------------------------------------------------------------------
ENERGY--12.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Grey Wolf, Inc. 1                                   156,700           1,145,477
--------------------------------------------------------------------------------
NS Group, Inc. 1                                     46,600           2,121,232
--------------------------------------------------------------------------------
Schlumberger Ltd.                                 1,092,700          66,982,510
--------------------------------------------------------------------------------
Tidewater, Inc.                                      39,600           1,885,356
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                  53,600           3,192,952
--------------------------------------------------------------------------------
W-H Energy Services,
Inc. 1                                               22,200           1,120,434
                                                               -----------------
                                                                     76,447,961

--------------------------------------------------------------------------------
OIL & GAS--12.0%
Anadarko Petroleum
Corp.                                             1,023,300          48,003,003
--------------------------------------------------------------------------------
Apache Corp.                                        701,400          45,787,392
--------------------------------------------------------------------------------
Canadian Natural
Resources Ltd.                                      271,840          14,272,030
--------------------------------------------------------------------------------
Chesapeake Energy
Corp.                                               687,400          21,701,218
--------------------------------------------------------------------------------
Chevron Corp.                                     2,819,360         181,566,784
--------------------------------------------------------------------------------
Cimarex Energy Co.                                   91,300           3,496,790
--------------------------------------------------------------------------------
Comstock Resources,
Inc. 1                                               62,200           1,788,872
--------------------------------------------------------------------------------
ConocoPhillips                                    2,267,696         143,839,957
--------------------------------------------------------------------------------
Devon Energy Corp.                                1,018,900          63,671,061
--------------------------------------------------------------------------------
EOG Resources, Inc.                                 730,900          47,376,938
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                 6,293,596         425,887,641
--------------------------------------------------------------------------------
Foundation Coal
Holdings, Inc.                                       15,900             571,128

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Frontier Oil Corp.                                  127,200    $      4,159,440
--------------------------------------------------------------------------------
General Maritime
Corp.                                                24,500             920,220
--------------------------------------------------------------------------------
Hess Corp.                                          787,400          36,047,172
--------------------------------------------------------------------------------
Holly Corp.                                          41,200           1,887,784
--------------------------------------------------------------------------------
Marathon Oil Corp.                                  784,401          65,497,425
--------------------------------------------------------------------------------
Occidental Petroleum
Corp.                                             1,561,804          79,636,386
--------------------------------------------------------------------------------
OMI Corp.                                            59,200           1,333,184
--------------------------------------------------------------------------------
Overseas Shipholding
Group, Inc.                                          36,800           2,454,560
--------------------------------------------------------------------------------
Paramount Resources
Ltd., Cl. A 1                                       628,500          19,560,662
--------------------------------------------------------------------------------
Pogo Producing Co.                                   75,700           3,361,837
--------------------------------------------------------------------------------
St. Mary Land &
Exploration Co.                                      44,300           1,807,440
--------------------------------------------------------------------------------
Sunoco, Inc.                                        123,900           8,909,649
--------------------------------------------------------------------------------
Tesoro Corp.                                         79,800           5,155,878
--------------------------------------------------------------------------------
Valero Energy Corp.                               1,165,674          66,909,688
--------------------------------------------------------------------------------
W&T Offshore, Inc.                                   39,800           1,277,182
--------------------------------------------------------------------------------
XTO Energy, Inc.                                    774,200          35,435,134
                                                               -----------------
                                                                  1,332,316,455

--------------------------------------------------------------------------------
FINANCIALS--23.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.8%
Ameriprise Financial,
Inc.                                                421,300          19,266,049
--------------------------------------------------------------------------------
Bank of New York Co.,
Inc. (The)                                          324,100          10,938,375
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc. (The)                                          385,900          50,302,065
--------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The)                                          709,900         105,526,635
--------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                              24,400           1,342,732
--------------------------------------------------------------------------------
Janus Capital Group,
Inc.                                                126,000           2,240,280
--------------------------------------------------------------------------------
Jefferies Group, Inc.                               125,400           3,124,968
--------------------------------------------------------------------------------
Knight Capital Group,
Inc., Cl. A 1                                        35,200             614,592
--------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                    1,076,000          68,659,560


                        23 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Mellon Financial Corp.                            1,268,100    $     47,211,363
--------------------------------------------------------------------------------
Merrill Lynch & Co.,
Inc.                                              1,512,200         111,192,066
--------------------------------------------------------------------------------
Morgan Stanley                                    1,632,538         107,404,675
--------------------------------------------------------------------------------
Northern Trust Corp.                                  5,700             319,143
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                           20,000           1,171,600
--------------------------------------------------------------------------------
Raymond James
Financial, Inc.                                      44,200           1,225,224
                                                               -----------------
                                                                    530,539,327

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.9%
BB&T Corp.                                          583,700          24,982,360
--------------------------------------------------------------------------------
Comerica, Inc.                                      140,600           8,049,350
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                    153,700           3,676,504
--------------------------------------------------------------------------------
KeyCorp                                             600,200          22,081,358
--------------------------------------------------------------------------------
M&T Bank Corp.                                      258,100          31,606,926
--------------------------------------------------------------------------------
National City Corp.                               1,247,000          43,121,260
--------------------------------------------------------------------------------
North Fork
Bancorporation, Inc.                                 62,500           1,715,000
--------------------------------------------------------------------------------
PNC Financial Services
Group, Inc.                                         324,300          22,957,197
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                648,500          49,545,400
--------------------------------------------------------------------------------
TCF Financial Corp.                                  84,800           2,210,736
--------------------------------------------------------------------------------
TD Banknorth, Inc.                                   17,000             503,200
--------------------------------------------------------------------------------
U.S. Bancorp                                      3,432,470         110,079,313
--------------------------------------------------------------------------------
Wachovia Corp.                                    2,240,000         122,371,200
--------------------------------------------------------------------------------
Wells Fargo & Co.                                 3,119,400         108,399,150
                                                               -----------------
                                                                    551,298,954

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
American Express Co.                                777,600          40,855,104
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                 275,600           6,473,844
                                                               -----------------
                                                                     47,328,948

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.5%
Bank of America Corp.                             5,165,939         265,890,880
--------------------------------------------------------------------------------
CIT Group, Inc.                                     518,100          23,345,586
--------------------------------------------------------------------------------
Citigroup, Inc.                                   5,248,546         259,015,745

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
International Securities
Exchange, Inc., Cl. A                                29,000    $      1,233,950
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                              3,857,496         176,133,267
                                                               -----------------
                                                                    725,619,428

--------------------------------------------------------------------------------
INSURANCE--5.4%
ACE Ltd.                                            763,500          41,122,110
--------------------------------------------------------------------------------
AFLAC, Inc.                                         279,400          12,592,558
--------------------------------------------------------------------------------
Allstate Corp.                                    1,456,600          84,395,404
--------------------------------------------------------------------------------
American International
Group, Inc.                                       1,093,505          69,787,489
--------------------------------------------------------------------------------
AmerUs Group Co.                                     76,600           5,193,480
--------------------------------------------------------------------------------
Aon Corp.                                           430,300          14,875,471
--------------------------------------------------------------------------------
Assurant, Inc.                                       92,200           4,743,690
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                 71,600           2,506,000
--------------------------------------------------------------------------------
Chubb Corp.                                         872,900          43,784,664
--------------------------------------------------------------------------------
Cincinnati Financial
Corp.                                                47,500           2,216,350
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                         452,000          15,562,360
--------------------------------------------------------------------------------
Hanover Insurance
Group, Inc.                                          73,200           3,257,400
--------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc.
(The)                                               641,500          55,079,190
--------------------------------------------------------------------------------
LandAmerica Financial
Group, Inc.                                          39,200           2,479,008
--------------------------------------------------------------------------------
Lincoln National Corp.                              683,484          41,487,479
--------------------------------------------------------------------------------
Loews Corp.                                         213,500           8,215,480
--------------------------------------------------------------------------------
MBIA, Inc.                                           79,500           4,899,585
--------------------------------------------------------------------------------
Old Republic
International Corp.                                 116,300           2,430,670
--------------------------------------------------------------------------------
Principal Financial
Group, Inc. (The)                                   983,000          52,334,920
--------------------------------------------------------------------------------
Progressive Corp.                                   252,100           6,199,139
--------------------------------------------------------------------------------
Prudential Financial,
Inc.                                                807,300          59,263,893
--------------------------------------------------------------------------------
Safeco Corp.                                         47,100           2,718,141
--------------------------------------------------------------------------------
Safety Insurance
Group, Inc.                                          27,000           1,388,340


                        24 | OPPENHEIMER MAIN STREET FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
St. Paul Travelers Cos.,
Inc. (The)                                        1,462,800    $     64,216,920
                                                               -----------------
                                                                    600,749,741

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
CB Richard Ellis Group,
Inc., Cl. A 1                                       146,400           3,367,200
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                             46,300           3,854,938
--------------------------------------------------------------------------------
Realogy Corp. 1                                      98,375           2,105,225
--------------------------------------------------------------------------------
Trammell Crow Co. 1                                  22,600             777,892
                                                               -----------------
                                                                     10,105,255

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Astoria Financial Corp.                             171,250           5,257,375
--------------------------------------------------------------------------------
BankUnited Financial
Corp., Cl. A                                         39,400           1,015,338
--------------------------------------------------------------------------------
Countrywide Financial
Corp.                                               248,000           8,382,400
--------------------------------------------------------------------------------
Golden West Financial
Corp.                                               162,800          12,289,772
--------------------------------------------------------------------------------
Hudson City Bancorp,
Inc.                                                250,500           3,271,530
--------------------------------------------------------------------------------
MGIC Investment
Corp.                                                42,400           2,453,688
--------------------------------------------------------------------------------
New York Community
Bancorp, Inc.                                        70,300           1,153,623
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                88,800           3,839,712
--------------------------------------------------------------------------------
Radian Group, Inc.                                  104,100           6,233,508
--------------------------------------------------------------------------------
Washington
Mutual, Inc.                                      1,243,029          52,070,485
--------------------------------------------------------------------------------
Webster Financial
Corp.                                                10,100             477,124
                                                               -----------------
                                                                     96,444,555

--------------------------------------------------------------------------------
HEALTH CARE--12.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.6%
Amgen, Inc. 1                                       769,600          52,278,928
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                    223,600           6,853,340
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                             134,373           8,519,248
                                                               -----------------
                                                                     67,651,516

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Becton, Dickinson
& Co.                                               675,700    $     47,096,290
--------------------------------------------------------------------------------
Edwards Lifesciences
Corp. 1                                              35,900           1,676,171
--------------------------------------------------------------------------------
Hospira, Inc. 1                                      33,600           1,230,768
--------------------------------------------------------------------------------
Medtronic, Inc.                                   1,507,600          70,706,440
                                                               -----------------
                                                                    120,709,669

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.7%
AmerisourceBergen
Corp.                                               321,300          14,188,608
--------------------------------------------------------------------------------
Cardinal Health, Inc.                               996,400          67,177,288
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                 1,111,700          64,411,898
--------------------------------------------------------------------------------
CIGNA Corp.                                         123,000          13,907,610
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                             124,800          10,493,184
--------------------------------------------------------------------------------
Genesis HealthCare
Corp. 1                                               2,200             100,188
--------------------------------------------------------------------------------
HCA, Inc.                                           793,800          39,150,216
--------------------------------------------------------------------------------
Healthways, Inc. 1                                    1,700              87,754
--------------------------------------------------------------------------------
Humana, Inc. 1                                      159,200           9,700,056
--------------------------------------------------------------------------------
Laboratory Corp. of
America Holdings 1                                   88,300           6,041,486
--------------------------------------------------------------------------------
Magellan Health
Services, Inc. 1                                     14,400             692,208
--------------------------------------------------------------------------------
Manor Care, Inc.                                     67,300           3,513,060
--------------------------------------------------------------------------------
McKesson Corp.                                    1,047,100          53,192,680
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                        58,000           2,656,400
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                             362,700          23,314,356
--------------------------------------------------------------------------------
Sierra Health Services,
Inc. 1                                              123,600           5,302,440
--------------------------------------------------------------------------------
UnitedHealth Group,
Inc.                                              2,289,794         118,954,798
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                 1,111,572          86,046,789
                                                               -----------------
                                                                    518,931,019

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.0%
Emdeon Corp. 1                                      172,100           2,039,385
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.7%
Abbott Laboratories                               1,747,500          85,103,250
--------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                86,300           1,807,122


                        25 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Andrx Corp. 1                                        74,400    $      1,773,696
--------------------------------------------------------------------------------
Bristol-Myers Squibb
Co.                                               1,776,800          38,645,400
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                     56,300           1,859,589
--------------------------------------------------------------------------------
Johnson & Johnson                                 2,762,944         178,651,959
--------------------------------------------------------------------------------
King Pharmaceuticals,
Inc. 1                                              348,400           5,651,048
--------------------------------------------------------------------------------
Merck & Co., Inc.                                 3,380,250         137,069,138
--------------------------------------------------------------------------------
Pfizer, Inc.                                      5,765,545         158,898,420
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1                                35,300             617,750
--------------------------------------------------------------------------------
Wyeth                                               582,800          28,382,360
                                                               -----------------
                                                                    638,459,732

--------------------------------------------------------------------------------
INDUSTRIALS--13.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.9%
Alliant Techsystems,
Inc. 1                                               58,700           4,489,963
--------------------------------------------------------------------------------
Armor Holdings, Inc. 1                               28,500           1,506,795
--------------------------------------------------------------------------------
Boeing Co.                                        1,322,400          99,047,760
--------------------------------------------------------------------------------
General Dynamics
Corp.                                               908,000          61,335,400
--------------------------------------------------------------------------------
Honeywell
International, Inc.                                 656,100          25,404,192
--------------------------------------------------------------------------------
Lockheed Martin
Corp.                                               917,600          75,793,760
--------------------------------------------------------------------------------
Northrop Grumman
Corp.                                               949,700          63,449,457
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                             40,700             736,263
--------------------------------------------------------------------------------
Raytheon Co.                                      1,330,800          62,827,068
--------------------------------------------------------------------------------
United Technologies
Corp.                                               512,100          32,113,791
                                                               -----------------
                                                                    426,704,449

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.9%
EGL, Inc. 1                                          54,700           1,672,179
--------------------------------------------------------------------------------
FedEx Corp.                                         420,500          42,483,115
--------------------------------------------------------------------------------
United Parcel Service,
Inc., Cl. B                                         831,600          58,253,580
                                                               -----------------
                                                                    102,408,874

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
AIRLINES--0.2%
AMR Corp. 1                                         102,100    $      2,108,365
--------------------------------------------------------------------------------
Continental Airlines,
Inc., Cl. B 1,2                                     129,000           3,236,610
--------------------------------------------------------------------------------
Southwest Airlines Co.                            1,016,300          17,602,316
--------------------------------------------------------------------------------
US Airways Group,
Inc. 1                                               61,100           2,581,475
                                                               -----------------
                                                                     25,528,766

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Masco Corp.                                       1,645,100          45,092,191
--------------------------------------------------------------------------------
USG Corp. 1                                          67,800           3,457,800
                                                               -----------------
                                                                     48,549,991

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Administaff, Inc.                                    36,200           1,250,710
--------------------------------------------------------------------------------
Cendant Corp.                                       393,500             759,455
--------------------------------------------------------------------------------
Harland (John H.) Co.                                24,400             911,584
--------------------------------------------------------------------------------
Ikon Office Solutions,
Inc.                                                 43,200             615,600
--------------------------------------------------------------------------------
Manpower, Inc.                                       96,400           5,698,204
--------------------------------------------------------------------------------
Republic Services, Inc.                             108,000           4,188,240
--------------------------------------------------------------------------------
Robert Half
International, Inc.                                 120,700           3,734,458
--------------------------------------------------------------------------------
Waste Management,
Inc.                                              1,087,500          37,279,500
                                                               -----------------
                                                                     54,437,751

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 1                                  24,600           1,363,824
--------------------------------------------------------------------------------
Granite Construction,
Inc.                                                 69,900           3,750,135
--------------------------------------------------------------------------------
Quanta Services, Inc. 1                             148,100           2,625,813
                                                               -----------------
                                                                      7,739,772

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
Acuity Brands, Inc.                                  66,800           2,854,364
--------------------------------------------------------------------------------
Belden CDT, Inc.                                     35,700           1,275,918
--------------------------------------------------------------------------------
Cooper Industries
Ltd., Cl. A                                          38,300           3,136,004
--------------------------------------------------------------------------------
Emerson Electric Co.                                692,300          56,872,445
--------------------------------------------------------------------------------
General Cable Corp. 1                                40,100           1,545,053


                        26 | OPPENHEIMER MAIN STREET FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
Hubbell, Inc., Cl. B                                 28,000    $      1,302,000
--------------------------------------------------------------------------------
Rockwell Automation,
Inc.                                                502,100          28,308,398
--------------------------------------------------------------------------------
Smith (A.O.) Corp.                                   25,400           1,018,794
                                                               -----------------
                                                                     96,312,976

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.9%
3M Co.                                            1,406,100         100,817,370
--------------------------------------------------------------------------------
General Electric Co.                              8,884,500         302,606,070
--------------------------------------------------------------------------------
Textron, Inc.                                       187,500          15,723,750
--------------------------------------------------------------------------------
Tyco International Ltd.                             529,700          13,851,655
                                                               -----------------
                                                                    432,998,845

--------------------------------------------------------------------------------
MACHINERY--1.9%
AGCO Corp. 1                                         67,900           1,687,315
--------------------------------------------------------------------------------
Caterpillar, Inc.                                   652,100          43,266,835
--------------------------------------------------------------------------------
Crane Co.                                            20,700             827,586
--------------------------------------------------------------------------------
Cummins, Inc.                                        24,300           2,790,126
--------------------------------------------------------------------------------
Danaher Corp.                                       522,300          34,623,267
--------------------------------------------------------------------------------
Eaton Corp.                                         586,600          39,008,900
--------------------------------------------------------------------------------
Flowserve Corp. 1                                    38,300           1,958,662
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                         1,256,600          55,164,740
--------------------------------------------------------------------------------
Ingersoll-Rand Co.
Ltd., Cl. A                                         285,500          10,854,710
--------------------------------------------------------------------------------
Kaydon Corp.                                         31,600           1,204,276
--------------------------------------------------------------------------------
Manitowoc Co., Inc.
(The)                                                39,100           1,728,220
--------------------------------------------------------------------------------
Paccar, Inc.                                        103,350           5,650,145
--------------------------------------------------------------------------------
SPX Corp.                                           116,200           6,135,360
--------------------------------------------------------------------------------
Toro Co. (The)                                       59,800           2,392,598
--------------------------------------------------------------------------------
Trinity Industries, Inc.                             51,500           1,718,040
--------------------------------------------------------------------------------
Valmont Industries,
Inc.                                                 12,600             657,216
--------------------------------------------------------------------------------
Wabtec Corp.                                         57,400           1,619,254
                                                               -----------------
                                                                    211,287,250

--------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Arkansas Best Corp.                                  29,100           1,284,765
--------------------------------------------------------------------------------
Burlington Northern
Santa Fe Corp.                                      168,700          11,294,465

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL Continued
CSX Corp.                                         1,197,800    $     36,197,516
--------------------------------------------------------------------------------
Dollar Thrifty
Automotive Group,
Inc. 1                                               13,100             559,108
--------------------------------------------------------------------------------
Laidlaw International,
Inc.                                                 72,400           1,954,800
--------------------------------------------------------------------------------
Norfolk Southern
Corp.                                                37,100           1,585,283
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                  61,300           3,029,446
--------------------------------------------------------------------------------
Swift Transportation
Co., Inc. 1                                          60,700           1,407,633
                                                               -----------------
                                                                     57,313,016

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial
Technologies, Inc.                                   51,350           1,161,024
--------------------------------------------------------------------------------
WESCO International,
Inc. 1                                               25,500           1,491,750
                                                               -----------------
                                                                      2,652,774

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.6%
Cisco Systems, Inc. 1                             6,481,500         142,528,185
--------------------------------------------------------------------------------
CommScope, Inc. 1                                    76,700           2,240,407
--------------------------------------------------------------------------------
InterDigital
Communications
Corp. 1                                              31,800           1,056,714
--------------------------------------------------------------------------------
Lucent Technologies,
Inc. 1                                            3,420,300           7,969,299
--------------------------------------------------------------------------------
Motorola, Inc.                                    3,830,700          89,561,766
--------------------------------------------------------------------------------
Polycom, Inc. 1                                     159,800           3,801,642
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                    1,211,875          45,651,331
                                                               -----------------
                                                                    292,809,344

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.0%
Apple Computer, Inc. 1                              209,000          14,180,650
--------------------------------------------------------------------------------
Dell, Inc. 1                                      4,411,500          99,479,325
--------------------------------------------------------------------------------
EMC Corp. 1                                       3,263,200          38,016,280
--------------------------------------------------------------------------------
Hewlett-Packard Co.                               4,215,000         154,100,400
--------------------------------------------------------------------------------
International Business
Machines Corp.                                    1,473,700         119,325,489
--------------------------------------------------------------------------------
Komag, Inc. 1                                        25,200             906,192


                        27 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
NCR Corp. 1                                          83,200    $      2,894,528
--------------------------------------------------------------------------------
Western Digital Corp. 1                             545,000           9,973,500
                                                               -----------------
                                                                    438,876,364

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies,
Inc. 1                                              984,300          31,655,088
--------------------------------------------------------------------------------
Brightpoint, Inc.                                    75,000           1,248,000
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                11,900             725,186
--------------------------------------------------------------------------------
Plexus Corp. 1                                       66,800           1,323,976
--------------------------------------------------------------------------------
Solectron Corp. 1                                 1,192,900           3,745,706
--------------------------------------------------------------------------------
Tech Data Corp. 1                                    74,400           2,595,816
                                                               -----------------
                                                                     41,293,772

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
Digital Insight Corp. 1                              22,700             590,427
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                   238,200           1,750,770
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                               193,100          73,094,143
--------------------------------------------------------------------------------
RealNetworks, Inc. 1                                111,700           1,232,051
--------------------------------------------------------------------------------
United Online, Inc.                                 198,000           2,271,060
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                    129,000           2,610,960
                                                               -----------------
                                                                     81,549,411

--------------------------------------------------------------------------------
IT SERVICES--1.1%
Affiliated Computer
Services, Inc., Cl. A 1                              54,400           2,792,896
--------------------------------------------------------------------------------
Ceridian Corp. 1                                     92,500           2,207,975
--------------------------------------------------------------------------------
Computer Sciences
Corp. 1                                             473,682          22,443,053
--------------------------------------------------------------------------------
Convergys Corp. 1                                   144,500           3,015,715
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                41,400           1,114,488
--------------------------------------------------------------------------------
First Data Corp.                                  1,678,200          72,112,254
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                      154,500           6,824,265
--------------------------------------------------------------------------------
MoneyGram
International, Inc.                                  57,200           1,796,080
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                    84,100           1,182,446
--------------------------------------------------------------------------------
Paychex, Inc.                                       219,600           7,885,836
                                                               -----------------
                                                                    121,375,008

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp. 1                                     2,565,400    $     37,993,574
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
Analog Devices, Inc.                                391,700          12,001,688
--------------------------------------------------------------------------------
Applied Materials, Inc.                             896,600          15,134,608
--------------------------------------------------------------------------------
Atmel Corp. 1                                       326,800           1,885,636
--------------------------------------------------------------------------------
Cymer, Inc. 1                                        63,700           2,621,255
--------------------------------------------------------------------------------
Freescale
Semiconductor, Inc.,
Cl. B 1                                           1,608,566          49,720,775
--------------------------------------------------------------------------------
Intel Corp.                                       5,691,200         111,206,048
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                               133,500           3,384,225
--------------------------------------------------------------------------------
Lam Research Corp. 1                                156,500           6,696,635
--------------------------------------------------------------------------------
MEMC Electronic
Materials, Inc. 1                                   107,500           4,158,100
--------------------------------------------------------------------------------
Micron Technology,
Inc. 1                                            2,270,700          39,237,696
--------------------------------------------------------------------------------
OmniVision
Technologies, Inc. 1,2                              124,300           2,063,380
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1                                             226,200           1,359,462
--------------------------------------------------------------------------------
Texas Instruments, Inc.                           3,186,200         103,838,258
--------------------------------------------------------------------------------
Zoran Corp. 1                                        72,600           1,293,732
                                                               -----------------
                                                                    354,601,498

--------------------------------------------------------------------------------
SOFTWARE--3.6%
BEA Systems, Inc. 1                                 561,100           7,703,903
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                222,300           5,917,626
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                     142,100           2,334,703
--------------------------------------------------------------------------------
Fair Isaac Corp.                                    110,500           3,868,605
--------------------------------------------------------------------------------
Intuit, Inc. 1                                    1,194,100          36,085,702
--------------------------------------------------------------------------------
Mentor Graphics
Corp. 1                                              42,400             614,800
--------------------------------------------------------------------------------
Microsoft Corp.                                   8,636,654         221,875,641
--------------------------------------------------------------------------------
MicroStrategy, Inc.,
Cl. A 1                                              10,000             912,000
--------------------------------------------------------------------------------
Oracle Corp. 1                                    6,817,200         106,689,180
--------------------------------------------------------------------------------
Reynolds & Reynolds
Co., Cl. A                                           30,900           1,185,324
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                    210,200           3,985,392


                        28 | OPPENHEIMER MAIN STREET FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
TIBCO Software, Inc. 1                              330,500    $      2,597,730
                                                               -----------------
                                                                    393,770,606

--------------------------------------------------------------------------------
MATERIALS--2.7%
--------------------------------------------------------------------------------
CHEMICALS--0.9%
Air Products &
Chemicals, Inc.                                     573,200          37,997,428
--------------------------------------------------------------------------------
Ecolab, Inc.                                         88,300           3,936,414
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                    53,800           1,034,574
--------------------------------------------------------------------------------
Hercules, Inc. 1                                     74,100           1,155,960
--------------------------------------------------------------------------------
NewMarket Corp.                                      21,500           1,331,495
--------------------------------------------------------------------------------
OM Group, Inc. 1                                     35,300           1,412,000
--------------------------------------------------------------------------------
PPG Industries, Inc.                                437,400          27,713,664
--------------------------------------------------------------------------------
Rohm & Haas Co.                                     559,600          24,678,360
--------------------------------------------------------------------------------
Tronox, Inc., Cl. B                                  61,363             791,583
                                                               -----------------
                                                                    100,051,478

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc.                                32,900           1,179,465
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Packaging Corp.
of America                                           39,700             918,658
--------------------------------------------------------------------------------
Pactiv Corp. 1                                      159,900           4,274,127
--------------------------------------------------------------------------------
Temple-Inland, Inc.                                  63,100           2,809,212
                                                               -----------------
                                                                      8,001,997

--------------------------------------------------------------------------------
METALS & MINING--1.7%
AK Steel Holding
Corp. 1                                             214,600           2,706,106
--------------------------------------------------------------------------------
Carpenter Technology
Corp.                                                52,300           5,012,432
--------------------------------------------------------------------------------
Chaparral Steel Co. 1                                18,300           1,306,986
--------------------------------------------------------------------------------
Commercial Metals
Co.                                                  79,400           1,714,246
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc.,
Cl. B                                               818,200          47,627,422
--------------------------------------------------------------------------------
Nucor Corp.                                         993,100          48,532,797
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                  452,200          40,471,900
--------------------------------------------------------------------------------
Quanex Corp.                                         73,650           2,528,405

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Reliance Steel &
Aluminum Co.                                        154,200    $      5,053,134
--------------------------------------------------------------------------------
Ryerson, Inc.                                        42,100             891,678
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc.                                     34,000           1,079,500
--------------------------------------------------------------------------------
Southern Copper
Corp. 2                                             265,300          24,492,496
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                 57,300           3,024,867
--------------------------------------------------------------------------------
United States Steel
Corp.                                                72,900           4,240,593
--------------------------------------------------------------------------------
Worthington
Industries, Inc.                                    129,800           2,480,478
                                                               -----------------
                                                                    191,163,040

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
MeadWestvaco Corp.                                   14,425             368,559
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
AT&T, Inc.                                        1,152,836          35,887,785
--------------------------------------------------------------------------------
BellSouth Corp.                                   1,250,800          50,932,576
--------------------------------------------------------------------------------
CenturyTel, Inc.                                    142,700           5,682,314
--------------------------------------------------------------------------------
Citizens
Communications Co.                                  322,500           4,447,275
--------------------------------------------------------------------------------
Embarq Corp. 1                                       93,991           4,431,676
--------------------------------------------------------------------------------
Qwest
Communications
International, Inc. 1                             6,894,400          60,739,664
--------------------------------------------------------------------------------
Verizon
Communications,
Inc.                                              1,910,000          67,193,800
                                                               -----------------
                                                                    229,315,090

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Leap Wireless
International, Inc. 1                                15,700             726,282
--------------------------------------------------------------------------------
Sprint Nextel Corp.                               3,316,831          56,120,781
                                                               -----------------
                                                                     56,847,063

--------------------------------------------------------------------------------
UTILITIES--1.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
American Electric
Power Co., Inc.                                   1,264,000          46,110,720


                        29 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Edison International,
Inc.                                                168,200    $      7,340,248
--------------------------------------------------------------------------------
Progress Energy, Inc.                                45,000           1,994,850
--------------------------------------------------------------------------------
Progress Energy, Inc.,
Contingent Value
Obligation 1,3                                      680,100             210,831
                                                               -----------------
                                                                     55,656,649

--------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Constellation Energy
Group, Inc.                                         172,780          10,382,350
--------------------------------------------------------------------------------
Mirant Corp. 1                                        6,987             202,413
                                                               -----------------
                                                                     10,584,763

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
ONEOK, Inc.                                         124,000           4,745,480
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
Alliant Energy Corp.                                 70,300           2,572,277
--------------------------------------------------------------------------------
Avista Corp.                                         26,100             632,664
--------------------------------------------------------------------------------
Duke Energy Corp.                                 1,228,400          36,852,000
--------------------------------------------------------------------------------
PG&E Corp.                                        1,011,800          42,424,773
--------------------------------------------------------------------------------
                                                                     82,481,714
                                                               -----------------
Total Common Stocks
(Cost $8,887,651,244)                                            11,056,228,317

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp.,
Dividend Equalization
Preferred
Shares 1 (Cost $0)                                  100,000                 200

                                                      UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc.
Wts., Exp. 1/2/10 1                                 485,800              58,296
--------------------------------------------------------------------------------
Lucent Technologies,
Inc. Wts., Exp
12/10/07 1                                           68,554              16,110
                                                               -----------------
Total Rights, Warrants
and Certificates (Cost $0)                                               74,406

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
--------------------------------------------------------------------------------
Undivided interest of 4.86% in joint repurchase
agreement (Principal Amount/Value
$1,235,729,000, with a maturity value of
$1,235,908,181) with UBS Warburg
LLC, 5.22%, dated 8/31/06, to be
repurchased at $60,067,709 on
9/1/06, collateralized by Federal
National Mortgage Assn., 6%-7%,
3/1/36-8/1/36, with a value
of $1,262,388,232
(Cost $60,059,000)                              $60,059,000    $     60,059,000
--------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral
from Securities Loaned)
(Cost $8,947,710,244)                                            11,116,361,923

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.3% 4
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
Undivided interest of 0.47% in joint repurchase
agreement (Principal Amount/Value $3,200,000,000,
with a maturity value of $3,200,470,222) with
Nomura Securities, 5.29%, dated 8/31/06,
to be repurchased at $15,161,897 on
9/1/06, collateralized by U.S. Agency
Mortgages, 0.00%-22.12%,
3/15/14-6/25/43, with
a value of
$3,264,000,000                                   15,159,669          15,159,669
--------------------------------------------------------------------------------
Undivided interest of 2% in joint repurchase
agreement (Principal Amount/Value $1,000,000,000
with a maturity value of $1,000,147,222) with
ING Financial Markets LLC, 5.30%, dated 8/31/06,
to be repurchased at $20,002,944 on 9/1/06,
collateralized by U.S. Agency Mortgages,
4.50%-6.50%, 10/1/18-8/1/36, with
a value
of $1,020,000,530                                20,000,000          20,000,000
                                                               -----------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned (Cost $35,159,669)                                 35,159,669
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $8,982,869,913)                                 100.3%     11,151,521,592
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                        (0.3)        (33,532,813)
                                                --------------------------------
NET ASSETS                                            100.0%   $ 11,117,988,779
                                                ================================


                        30 | OPPENHEIMER MAIN STREET FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of August 31, 2006 was $210,831, which represents less than 0.005% of the Fund's net assets. See Note 6 of accompanying Notes.

4. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        31 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES August 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $8,982,869,913)--see accompanying statement of investments    $11,151,521,592
---------------------------------------------------------------------------------------------------------
Cash                                                                                            6,489,068
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                               31,455,426
Interest and dividends                                                                         23,922,875
Shares of capital stock sold                                                                    3,170,662
Other                                                                                             248,188
                                                                                          ---------------
Total assets                                                                               11,216,807,811

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                     35,159,669
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                          38,768,650
Shares of capital stock redeemed                                                               17,072,256
Distribution and service plan fees                                                              4,337,993
Transfer and shareholder servicing agent fees                                                   1,776,936
Shareholder communications                                                                      1,388,003
Directors' compensation                                                                           180,682
Other                                                                                             134,843
                                                                                          ---------------
Total liabilities                                                                              98,819,032

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $11,117,988,779
                                                                                          ===============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                      $     2,863,907
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  8,798,259,296
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              60,937,269
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                 87,276,628
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                           2,168,651,679
                                                                                          ---------------
NET ASSETS                                                                                $11,117,988,779
                                                                                          ===============


                        32 | OPPENHEIMER MAIN STREET FUND

----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $7,680,185,754 and 196,331,107 shares of capital stock outstanding)                        $39.12
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                   $41.51
----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,453,678,953 and 38,382,223 shares of capital stock outstanding)                         $37.87
----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,107,961,412 and 29,299,617 shares of capital stock outstanding)                         $37.81
----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $207,339,336 and 5,373,522 shares of capital stock outstanding)                            $38.59
----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $668,823,324 and 17,004,216 shares of capital stock outstanding)      $39.33

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        33 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS For the Year Ended August 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $126,160)           $209,366,981
--------------------------------------------------------------------------------
Interest                                                              2,782,808
--------------------------------------------------------------------------------
Other income                                                            402,396
--------------------------------------------------------------------------------
Portfolio lending fees                                                  240,310
                                                                   -------------
Total investment income                                             212,792,495

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      52,454,061
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              19,214,558
Class B                                                              16,846,996
Class C                                                              11,606,867
Class N                                                                 971,045
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                              15,025,246
Class B                                                               3,525,610
Class C                                                               2,172,783
Class N                                                                 493,473
Class Y                                                                 145,370
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                               1,806,216
Class B                                                                 711,081
Class C                                                                 231,054
Class N                                                                  16,585
--------------------------------------------------------------------------------
Directors' compensation                                                 158,294
--------------------------------------------------------------------------------
Custodian fees and expenses                                              87,691
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                   458,954
                                                                   -------------
Total expenses                                                      125,927,384
Less reduction to custodian expenses                                     (3,234)
                                                                   -------------
Net expenses                                                        125,924,150

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                86,868,345


                        34 | OPPENHEIMER MAIN STREET FUND

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                  $ 884,229,163
Foreign currency transactions                                                    2,757,660
                                                                             --------------
Net realized gain                                                              886,986,823
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                     20,468,867
Translation of assets and liabilities denominated in foreign currencies         (2,030,633)
                                                                             --------------
Net change in unrealized appreciation                                           18,438,234

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 992,293,402
                                                                             ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        35 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                      2006                2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                                           $    86,868,345     $   137,515,097
----------------------------------------------------------------------------------------------------
Net realized gain                                                   886,986,823         555,738,759
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                18,438,234         607,039,907
                                                                ------------------------------------
Net increase in net assets resulting from operations                992,293,402       1,300,293,763

----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (78,299,257)        (92,759,936)
Class B                                                              (1,493,470)         (6,840,949)
Class C                                                              (3,049,966)         (6,104,306)
Class N                                                              (1,478,142)         (1,600,231)
Class Y                                                              (7,871,769)         (9,431,972)

----------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                            (740,971,280)       (330,754,330)
Class B                                                            (656,284,844)       (825,679,905)
Class C                                                            (189,937,693)       (158,653,723)
Class N                                                              14,934,343          10,302,309
Class Y                                                             143,274,771        (138,236,214)

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
Total decrease                                                     (528,883,905)       (259,465,494)
----------------------------------------------------------------------------------------------------
Beginning of period                                              11,646,872,684      11,906,338,178
                                                                ------------------------------------
End of period (including accumulated net investment income
of $60,937,269 and $66,534,667, respectively)                   $11,117,988,779     $11,646,872,684
                                                                ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        36 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED AUGUST 31,                     2006             2005             2004              2003             2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    36.18       $    32.78       $    29.62        $    27.90       $    32.15
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .35 1            .47 1            .26               .22              .16
Net realized and unrealized gain (loss)                2.96             3.34             3.10              1.69            (4.29)
                                                 ----------------------------------------------------------------------------------
Total from investment operations                       3.31             3.81             3.36              1.91            (4.13)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.37)            (.41)            (.20)             (.19)            (.07)
Distributions from net realized gain                     --               --               --                --             (.05)
                                                 ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.37)            (.41)            (.20)             (.19)            (.12)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    39.12       $    36.18       $    32.78        $    29.62       $    27.90
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     9.19%           11.68%           11.37%             6.93%          (12.90)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $7,680,186       $7,810,714       $7,384,256        $7,033,312       $6,443,983
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $7,845,096       $7,759,230       $7,521,103        $6,310,359       $7,203,226
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  0.93%            1.36%            0.75%             0.87%            0.52%
Total expenses                                         0.92% 4          0.92% 4          0.93% 4,5         0.97% 4          0.99% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  84%              79%              76%               94%              78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        37 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED AUGUST 31,                     2006             2005             2004              2003             2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    34.99       $    31.67       $    28.68        $    27.04       $    31.34
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .05 1            .20 1           (.21)             (.13)            (.20)
Net realized and unrealized gain (loss)                2.86             3.21             3.20              1.77            (4.05)
                                                 ----------------------------------------------------------------------------------
Total from investment operations                       2.91             3.41             2.99              1.64            (4.25)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.03)            (.09)              --                --               --
Distributions from net realized gain                     --               --               --                --             (.05)
                                                 ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.03)            (.09)              --                --             (.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    37.87       $    34.99       $    31.67        $    28.68       $    27.04
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     8.32%           10.79%           10.43%             6.06%          (13.58)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $1,453,679       $1,968,829       $2,558,206        $2,941,765       $3,510,800
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $1,685,648       $2,295,269       $2,884,434        $2,964,666       $4,607,653
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           0.13%            0.59%           (0.10)%            0.04%           (0.25)%
Total expenses                                         1.71% 4          1.72% 4          1.78% 4,5         1.81% 4          1.75% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  84%              79%              76%               94%              78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        38 | OPPENHEIMER MAIN STREET FUND

CLASS C      YEAR ENDED AUGUST 31,                     2006             2005             2004              2003            2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    34.98       $    31.71       $    28.69        $    27.03      $    31.33
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .07 1            .21 1           (.03)               --            (.11)
Net realized and unrealized gain (loss)                2.85             3.22             3.05              1.66           (4.14)
                                                 ---------------------------------------------------------------------------------
Total from investment operations                       2.92             3.43             3.02              1.66           (4.25)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.09)            (.16)              --                --              --
Distributions from net realized gain                     --               --               --                --            (.05)
                                                 ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.09)            (.16)              --                --            (.05)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    37.81       $    34.98       $    31.71        $    28.69      $    27.03
                                                 =================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     8.36%           10.83%           10.53%             6.14%         (13.58)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $1,107,962       $1,206,335       $1,241,930        $1,188,826      $1,198,517
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $1,163,337       $1,250,845       $1,278,659        $1,111,131      $1,432,566
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           0.18%            0.62%           (0.01)%            0.09%          (0.24)%
Total expenses                                         1.67% 4          1.67% 4          1.70% 4,5         1.74% 4         1.75% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  84%              79%              76%               94%             78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        39 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued
-------------------------------------------------------------------------------

CLASS N      YEAR ENDED AUGUST 31,                      2006          2005          2004         2003         2002
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  35.71      $  32.39      $  29.33     $  27.72     $  32.09
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .24 1         .35 1         .15          .20          .12
Net realized and unrealized gain (loss)                 2.92          3.30          3.05         1.65        (4.31)
                                                    ----------------------------------------------------------------
Total from investment operations                        3.16          3.65          3.20         1.85        (4.19)
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.28)         (.33)         (.14)        (.24)        (.13)
Distributions from net realized gain                      --            --            --           --         (.05)
                                                    ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.28)         (.33)         (.14)        (.24)        (.18)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  38.59      $  35.71      $  32.39     $  29.33     $  27.72
                                                    ================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.87%        11.30%        10.93%        6.78%      (13.15)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $207,339      $177,463      $150,955     $ 79,188     $ 43,464
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $194,639      $168,866      $122,478     $ 60,950     $ 28,141
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.63%         1.02%         0.38%        0.65%        0.28%
Total expenses                                          1.22%         1.26%         1.31%        1.23%        1.24%
Expenses after payments and waivers
and reduction to custodian expenses                     1.22%         1.26%         1.31%        1.18%        1.24%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   84%           79%           76%          94%          78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        40 | OPPENHEIMER MAIN STREET FUND

CLASS Y      YEAR ENDED AUGUST 31,                      2006          2005          2004         2003         2002
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                $  36.38      $  32.93      $  29.75     $  28.02     $  32.28
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .52 1         .64 1         .34          .11          .19
Net realized and unrealized gain (loss)                 2.96          3.34          3.13         1.86        (4.28)
                                                    ----------------------------------------------------------------
Total from investment operations                        3.48          3.98          3.47         1.97        (4.09)
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.53)         (.53)         (.29)        (.24)        (.12)
Distributions from net realized gain                      --            --            --           --         (.05)
                                                    ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.53)         (.53)         (.29)        (.24)        (.17)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  39.33      $  36.38      $  32.93     $  29.75     $  28.02
                                                    ================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      9.63%        12.15%        11.69%        7.11%      (12.74)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $668,823      $483,532      $570,991     $441,460     $225,298
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $594,018      $496,349      $558,130     $242,029     $227,835
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   1.38%         1.82%         1.07%        1.01%        0.74%
Total expenses                                          0.49%         0.53%         0.60%        0.87%        0.92%
Expenses after payments and waivers
and reduction to custodian expenses                     0.49%         0.53%         0.60%        0.83%        0.78%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   84%           79%           76%          94%          78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        41 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ(R) prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                        42 | OPPENHEIMER MAIN STREET FUND
trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                        43 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED     UNDISTRIBUTED          ACCUMULATED     OTHER INVESTMENTS
      NET INVESTMENT        LONG-TERM                 LOSS    FOR FEDERAL INCOME
      INCOME                     GAIN     CARRYFORWARD 1,2          TAX PURPOSES
      --------------------------------------------------------------------------
      $61,133,133        $200,536,986                  $--        $2,055,391,319

1. During the fiscal year ended August 31, 2006, the Fund utilized $669,602,504 of capital loss carryforward to offset capital gains realized in that fiscal year. a

      A. Includes $489,935 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Trinity Core Fund.

2. During the fiscal year ended August 31, 2005, the Fund utilized $557,605,412 of capital loss carryforward to offset capital gains realized in that fiscal year. b

      B. Includes $489,935 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Trinity Core Fund.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                    REDUCTION TO                    REDUCTION TO
                                     ACCUMULATED                 ACCUMULATED NET
      INCREASE TO                 NET INVESTMENT                   REALIZED GAIN
      PAID-IN CAPITAL                     INCOME                ON INVESTMENTS 3
      --------------------------------------------------------------------------
      $28,913,271                       $273,139                     $28,640,132

3. $28,423,336, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended August 31, 2006 and August 31, 2005 was as follows:


                        44 | OPPENHEIMER MAIN STREET FUND

                                                 YEAR ENDED           YEAR ENDED
                                            AUGUST 31, 2006      AUGUST 31, 2005
      --------------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                           $92,192,604         $116,737,394

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities         $9,096,130,273
                                             ==============
      Gross unrealized appreciation          $2,141,287,659
      Gross unrealized depreciation             (85,896,340)
                                             --------------
      Net unrealized appreciation            $2,055,391,319
                                             ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated


                        45 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                                   YEAR ENDED AUGUST 31, 2006            YEAR ENDED AUGUST 31, 2005
                                    SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                            26,624,100    $ 1,007,441,844         42,130,880    $ 1,462,992,163
Dividends and/or
distributions reinvested         1,913,771         71,938,634          2,447,641         85,153,420
Redeemed                       (48,081,986)    (1,820,351,758)       (53,958,588)    (1,878,899,913)
                               ---------------------------------------------------------------------
Net decrease                   (19,544,115)   $  (740,971,280)        (9,380,067)   $  (330,754,330)
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                             4,058,713    $   149,179,170          6,104,800    $   205,311,660
Dividends and/or
distributions reinvested            38,325          1,403,097            186,907          6,324,963
Redeemed                       (21,981,611)      (806,867,111)       (30,807,076)    (1,037,316,528)
                               ---------------------------------------------------------------------
Net decrease                   (17,884,573)   $  (656,284,844)       (24,515,369)   $  (825,679,905)
                               =====================================================================


                        46 | OPPENHEIMER MAIN STREET FUND

                                   YEAR ENDED AUGUST 31, 2006            YEAR ENDED AUGUST 31, 2005
                                    SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS C
Sold                             2,576,737    $    94,490,367          3,496,633    $   117,639,447
Dividends and/or
distributions reinvested            72,361          2,644,058            155,120          5,247,695
Redeemed                        (7,833,508)      (287,072,118)        (8,335,048)      (281,540,865)
                               ---------------------------------------------------------------------
Net decrease                    (5,184,410)   $  (189,937,693)        (4,683,295)   $  (158,653,723)
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                             2,043,767    $    76,211,483          1,948,358    $    66,956,350
Dividends and/or
distributions reinvested            38,592          1,434,091             45,108          1,553,077
Redeemed                        (1,677,909)       (62,711,231)        (1,684,370)       (58,207,118)
                               ---------------------------------------------------------------------
Net increase                       404,450    $    14,934,343            309,096    $    10,302,309
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                             8,687,755    $   331,059,516         11,089,312    $   389,600,005
Dividends and/or
distributions reinvested           202,236          7,618,220            270,489          9,431,944
Redeemed                        (5,178,566)      (195,402,965)       (15,404,677)      (537,268,163)
                               ---------------------------------------------------------------------
Net increase (decrease)          3,711,425    $   143,274,771         (4,044,876)   $  (138,236,214)
                               =====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2006, were as follows:

                                                   PURCHASES               SALES
        ------------------------------------------------------------------------
        Investment securities                 $9,544,262,280     $10,940,974,355

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

        FEE SCHEDULE
        --------------------------------------------------
        Up to $200 million of net assets             0.65%
        Next $150 million of net assets              0.60
        Next $150 million of net assets              0.55
        Over $500 million of net assets              0.45

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2006, the Fund paid $21,576,257 to OFS for services to the Fund.


                        47 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2006 for Class B, Class C and Class N shares were $25,080,059, $33,510,768 and $3,136,495, respectively.
Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                        48 | OPPENHEIMER MAIN STREET FUND

                                            CLASS A          CLASS B          CLASS C          CLASS N
                           CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED             DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
August 31, 2006         $2,227,854          $48,214       $3,727,258         $107,245          $68,399

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of August 31, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of August 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value


                        49 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. SECURITIES LENDING Continued

of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of August 31, 2006, the Fund had on loan securities valued at $35,274,309, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold." Collateral of $35,159,669 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of August 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                        50 | OPPENHEIMER MAIN STREET FUND

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        51 | OPPENHEIMER MAIN STREET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Fund, a series of Oppenheimer Main Street Funds, Inc., including the statement of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
October 16, 2006


                        52 | OPPENHEIMER MAIN STREET FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended August 31, 2006 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended August 31, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $199,497,525 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended August 31, 2006, $1,136,343 or 1.23% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        53 | OPPENHEIMER MAIN STREET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        54 | OPPENHEIMER MAIN STREET FUND

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
DIRECTORS                          COLORADO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              President, Colorado Christian University (since 2006); Chairman of the follow-
Chairman of the Board              ing private mortgage banking companies: Cherry Creek Mortgage Company
of Directors (since 2003),         (since 1991), Centennial State Mortgage Company (since 1994), and The El
Director (since 2001)              Paso Mortgage Company (since 1993); Chairman of the following private
Age: 69                            companies: Ambassador Media Corporation (since 1984) and Broadway
                                   Ventures (since 1984); Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ
                                   (since 1991) and The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland
                                   Financial Services, Inc. (private mortgage banking company) (1997-2003), Great
                                   Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc.
                                   (residential real estate brokerage) (1994-2000) and Frontier Title (title insur-
                                   ance agency) (1995-2000); former Director of the following: UNUMProvident
                                   (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment
                                   (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                                   Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Director (since 1993)              equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 75                            Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards
                                   & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company
                                   (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards,
                                   Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March
                                   1999); Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E.
                                   Asset Management (investment adviser) (until March 1999). Oversees 38 portfo-
                                   lios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of Centennial Asset Management Corporation
Director (since 1998)              (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 70                            Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director
                                   of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                                   Manager (September 1987-April 1999). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical
Director (since 2001)              site) (since June 2000); Director of Genetic ID, Inc. (biotech company) (March
Age: 68                            2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July
                                   1974-June 1999); Chairman of Price Waterhouse LLP Global Investment
                                   Management Industry Services Group (accounting firm) (July 1994-June 1998).
                                   Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002); Director of
Director (since 1990)              Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 64                            Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                   Mountain Elk Foundation (non-profit organization) (February 1998-February
                                   2003 and since February 2005); Chairman and Director (until October 1996) and
                                   President and Chief Executive Officer (until October 1995) of the Manager;


                        55 | OPPENHEIMER MAIN STREET FUND

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL, Continued           President, Chief Executive Officer and Director of the following: Oppenheimer
                                   Acquisition Corp. ("OAC") (parent holding company of the Manager),
                                   Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October
                                   1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado UpLIFT (charitable organization) (since September 1984).
Director (since 1996)              Mr. Freedman held several positions with the Manager and with subsidiary or
Age: 66                            affiliated companies of the Manager (until October 1994). Oversees 38 portfo-
                                   lios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee of Monterey Institute for International Studies (educational organization)
Director (since 2002)              (since February 2000); Board Member of Middlebury College (educational orga-
Age: 60                            nization) (since December 2005); Director of The California Endowment
                                   (philanthropic organization) (since April 2002); Director (February 2002-2005)
                                   and Chairman of Trustees (since 2006) of the Community Hospital of Monterey
                                   Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of
                                   American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000);
                                   Member of the investment committees of The Rockefeller Foundation (since
                                   2001) and The University of Michigan (since 2000); Advisor at Credit Suisse First
                                   Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005);
                                   Trustee of MassMutual Institutional Funds (investment company) (1996-June
                                   2004); Trustee of MML Series Investment Fund (investment company) (April
                                   1989-June 2004); Member of the investment committee of Hartford Hospital
                                   (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003).
                                   Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Director of Jones International University (educational organization) (since
Director (since 2002)              August 2005); Chairman, Chief Executive Officer and Director of Steele Street
Age: 62                            State Bank (commercial banking) (since August 2003); Director of Colorado
                                   UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family
                                   Foundation (non-profit organization) (since 2000); Former Chairman of U.S.
                                   Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National
                                   Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                   2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-
                                   February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Director (since 2001)              (investment company) (since 1996) and MML Series Investment Fund (invest-
Age: 64                            ment company) (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the Investment Committee of the Worcester Polytech Institute (private univer-
                                   sity); President and Treasurer of the SIS Funds (private charitable fund) (since
                                   January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (com-
                                   mercial bank) (January 1999-July 1999); and Executive Vice President of Peoples
                                   Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999).
                                   Oversees 40 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTOR                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A DIRECTOR FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFI-
                                   CER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                   MURPHY IS AN INTERESTED DIRECTOR DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                   AND ITS AFFILIATES.


                        56 | OPPENHEIMER MAIN STREET FUND

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
Director, President and            (since September 2000) of the Manager; President and director or trustee of
Principal Executive Officer        other Oppenheimer funds; President and Director of OAC and of Oppenheimer
(since 2001)                       Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
Age: 57                            July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                   Manager) (since November 2001); Chairman and Director of Shareholder
                                   Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent sub-
                                   sidiaries of the Manager) (since July 2001); President and Director of
                                   OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                   Asset Management Corporation, Trinity Investment Management Corporation
                                   and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                   Asset Management Corporation and OFI Private Investments, Inc. (since July
                                   2001); President (since November 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                   Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                                   February 1997); Director of DLB Acquisition Corporation (holding company par-
                                   ent of Babson Capital Management LLC) (since June 1995); Member of the
                                   Investment Company Institute's Board of Governors (since October 3, 2003);
                                   Chief Operating Officer of the Manager (September 2000-June 2001); President
                                   and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                   (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company
                                   (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                   Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                   1998). Oversees 91 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                        MONOYIOS, REINGANUM, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL
                                   CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY,
                                   WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                   80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,
Vice President (since 2000)        Senior Vice President of the Manager (since July 2004); a Certified Financial
Age: 57                            Analyst. Formerly Vice President of the Manager (April 1998-July 2004). An offi-
                                   cer of 14 portfolios in the OppenheimerFunds complex.

DR. MARC REINGANUM,
Vice President (since 2003)        Vice President of the Manager (since September 2002); a Director of
Age: 53                            Quantitative Research and Portfolio Strategist for Equities. Formerly the Mary Jo
                                   Vaughn Rauscher Chair in Financial Investments at Southern Methodist
                                   University since 1995. At Southern Methodist University he also served as the
                                   Director of the Finance Institute, Chairman of the Finance Department, President
                                   of the Faculty at the Cox School of Business and member of the Board of
                                   Trustee Investment Committee. An officer of 8 portfolios in the
                                   OppenheimerFunds complex.


                        57 | OPPENHEIMER MAIN STREET FUND

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief           March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer                 Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
(since 2004)                       Vice President and Director of Internal Audit of the Manager (1997-February
Age: 56                            2004). An officer of 91 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal            Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting           Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real
Officer (since 1999)               Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
Age: 47                            (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May
                                   2000), OFI Institutional Asset Management, Inc. (since November 2000), and
                                   OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief
                                   Financial Officer of OFI Trust Company (trust company subsidiary of the
                                   Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                   March 1999), Centennial Asset Management Corporation (March 1999-October
                                   2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal
                                   and Chief Operating Officer of Bankers Trust Company-Mutual Fund Services
                                   Division (March 1995-March 1999). An officer of 91 portfolios in the
                                   OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer                Product Accounting of the Manager (November 1998-July 2002). An officer of
(since 2004)                       91 portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                       Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 36                            Director of Mutual Fund Operations at American Data Services, Inc. (September
                                   2000-May 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary       2002) of the Manager; General Counsel and Director of the Distributor (since
(since 2001)                       December 2001); General Counsel of Centennial Asset Management Corporation
Age: 58                            (since December 2001); Senior Vice President and General Counsel of
                                   HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since
                                   September 1997) and Director (since November 2001) of OppenheimerFunds
                                   International Ltd. and OppenheimerFunds plc; Vice President and Director of
                                   Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                   Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
                                   President, General Counsel and Director of Shareholder Financial Services, Inc. and
                                   Shareholder Services, Inc. (since December 2001); Senior Vice President, General
                                   Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company
                                   (since November 2001); Vice President of OppenheimerFunds Legacy Program
                                   (since June 2003); Senior Vice President and General Counsel of OFI Institutional
                                   Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                   (Asia) Limited (since December 2003); Senior Vice President (May 1985-
                                   December 2003), Acting General Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                   Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                   Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                   OppenheimerFunds International Ltd. (September 1997-November 2001). An offi-
                                   cer of 91 portfolios in the OppenheimerFunds complex.


                        58 | OPPENHEIMER MAIN STREET FUND

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since May 2004); First
Assistant Secretary                Vice President (April 2001-April 2004), Associate General Counsel (December
(since 2004)                       2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
Age: 38                            General Counsel (May 1999-December 2000) of UBS Financial Services Inc. (for-
                                   merly, PaineWebber Incorporated). An officer of 91 portfolios in the
                                   OppenheimerFunds complex.

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary                (since October 2003) of the Manager; Vice President (since 1999) and
(since 2001)                       Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary
Age: 40                            of Centennial Asset Management Corporation (since October 2003); Vice
                                   President and Assistant Secretary of Shareholder Services, Inc. (since 1999);
                                   Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
                                   Financial Services, Inc. (since December 2001); Assistant Counsel of the
                                   Manager (August 1994-October 2003). An officer of 91 portfolios in the
                                   OppenheimerFunds complex.

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary                September 2004); First Vice President (2000-September 2004), Director (2000-
(since 2004)                       September 2004) and Vice President (1998-2000) of Merrill Lynch Investment
Age: 42                            Management. An officer of 91 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                        59 | OPPENHEIMER MAIN STREET FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $72,500 in fiscal 2006 and $70,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $5,000 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: seed money audit.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $32,666 in fiscal 2006 and no such fees in fiscal 2005 to the registrant.

The principal accountant for the audit of the registrant's annual financial statements billed $2,625 in fiscal 2006 and no such fees in 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $35,291 in fiscal 2006 and $5,000 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

      Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Funds, Inc.


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006


By:   /S/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/16/2006